STOCKHOLDERS’ EQUITY (DEFICIENCY) (Non vested Common Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nonvested Abtech Shares [Member]
Outstanding		2,502,178
Granted		0
Vested		(399,284)
Forfeited or expired		(2,102,894)
Outstanding	0	0
Outstanding		$ 0.18
Expired		$ 0.10
Vested		$ 0.20
Outstanding	$ 0	$ 0
Nonvested Abhd Shares [Member]
Outstanding	5,054,300	640,000
Granted	2,662,494	4,734,300
Vested	(2,442,408)	(320,000)
Forfeited or expired	(40,000)	0
Outstanding	5,234,386	5,054,300
Outstanding	$ 0.27	$ 0.12
Granted	$ 0.36	$ 0.27
Expired	$ 0.26	$ 0.12
Vested	$ 0.27
Outstanding	$ 0.32	$ 0.27